American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
September 30, 2021

Utilities - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Construction and Engineering — 0.8%
Quanta Services, Inc.	22,744	2,588,722
Electric Utilities — 55.3%
Alliant Energy Corp.	8,128	455,005
American Electric Power Co., Inc.	109,874	8,919,571
Duke Energy Corp.	310,581	30,309,600
Edison International	21,071	1,168,808
Entergy Corp.	91,759	9,112,586
Evergy, Inc.	29,623	1,842,551
Eversource Energy	97,194	7,946,581
Exelon Corp.	193,978	9,376,897
FirstEnergy Corp.	164,793	5,869,927
Fortum Oyj	55,943	1,698,769
NextEra Energy, Inc.	612,907	48,125,458
NRG Energy, Inc.	80,302	3,278,731
Pinnacle West Capital Corp.	70,484	5,100,222
Portland General Electric Co.	106,514	5,005,093
PPL Corp.	411,896	11,483,660
Southern Co. (The)	251,333	15,575,106
SSE plc	106,892	2,250,625
Xcel Energy, Inc.	71,359	4,459,938
		171,979,128
Electrical Components and Equipment — 7.0%
Atkore, Inc.(1)	49,187	4,275,334
Eaton Corp. plc	19,366	2,891,537
Generac Holdings, Inc.(1)	7,701	3,147,168
nVent Electric plc	118,544	3,832,528
Schneider Electric SE	20,077	3,343,902
Sensata Technologies Holding plc(1)	45,305	2,479,090
Vicor Corp.(1)	13,090	1,756,154
		21,725,713
Environmental and Facilities Services — 1.7%
Clean Harbors, Inc.(1)	12,415	1,289,546
Republic Services, Inc.	20,526	2,464,352
Waste Management, Inc.	10,345	1,545,129
		5,299,027
Gas Utilities — 2.1%
National Fuel Gas Co.	52,230	2,743,120
Southwest Gas Holdings, Inc.(1)	56,772	3,796,911
		6,540,031
Independent Power Producers and Energy Traders — 0.8%
AES Corp. (The)	102,704	2,344,732
Industrial Machinery — 2.6%
Evoqua Water Technologies Corp.(1)	64,768	2,432,686
Mueller Water Products, Inc., Class A	209,155	3,183,339
Rexnord Corp.	40,390	2,596,673
		8,212,698
Multi-Utilities — 16.5%
ACEA SpA	71,942	1,535,928

Brookfield Infrastructure Partners LP	78,136	4,384,211
CenterPoint Energy, Inc.	125,474	3,086,660
Consolidated Edison, Inc.	82,046	5,955,719
Dominion Energy, Inc.	152,096	11,106,050
DTE Energy Co.	55,589	6,209,847
E.ON SE	404,116	4,932,517
Engie SA	177,424	2,321,272
Public Service Enterprise Group, Inc.	77,715	4,732,844
Sempra Energy	40,588	5,134,382
WEC Energy Group, Inc.	20,486	1,806,865
		51,206,295
Oil and Gas Storage and Transportation — 0.9%
Targa Resources Corp.	55,347	2,723,626
Renewable Electricity — 1.1%
NextEra Energy Partners LP	46,292	3,488,565
Semiconductors — 0.7%
QUALCOMM, Inc.	15,802	2,038,142
Specialized REITs — 2.2%
American Tower Corp.	9,665	2,565,188
SBA Communications Corp.	12,877	4,256,750
		6,821,938
Water Utilities — 5.9%
American States Water Co.	29,329	2,508,216
American Water Works Co., Inc.	79,664	13,466,402
Middlesex Water Co.	24,588	2,527,155
		18,501,773
TOTAL COMMON STOCKS (Cost $254,993,198)		303,470,390
EXCHANGE-TRADED FUNDS — 1.0%
Utilities Select Sector SPDR Fund (Cost $3,118,807)	48,809	3,117,919
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $940,129), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $921,402)		921,401
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $3,133,478), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $3,072,001)		3,072,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,071,539	1,071,539
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,064,940)		5,064,940
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $263,176,945)		311,653,249
OTHER ASSETS AND LIABILITIES — (0.2)%		(698,052)
TOTAL NET ASSETS — 100.0%		$310,955,197

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Electric Utilities	168,029,734	3,949,394	—
Electrical Components and Equipment	18,381,811	3,343,902	—
Multi-Utilities	42,416,578	8,789,717	—
Other Industries	58,559,254	—	—
Exchange-Traded Funds	3,117,919	—	—
Temporary Cash Investments	1,071,539	3,993,401	—
	291,576,835	20,076,414	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.